Document And Entity Information	Aug. 20, 2024
Document Information [Line Items]
Entity Tax Identification Number	74-1677284
Entity Address, Address Line One	1 Executive Drive, Suite 303
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HHS
Security Exchange Name	NASDAQ
Entity Address, City or Town	Chelmsford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01824
City Area Code	(512)
Entity Registrant Name	Harte Hanks, Inc.
Document Type	8-K
Document Period End Date	Aug. 20, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7120
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000045919
Local Phone Number	434-1100